Financial Instruments and Risk Management (Groups and Measurement Bases of Financial Assets and Financial Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	$ 95	$ 121	$ 83	$ 87
Short-term investments and deposits	96	92
Trade receivables	778	990
Other receivables	403	295
Financial assets available for sale	111	145
Other non-current assets	286	387
Short-term credit	(420)	(610)
Trade payables	(712)	(715)
Other current liabilities	(587)	(647)
Long-term debt and debentures	(2,181)	(1,815)
Other non-current liabilities	(52)	(10)
Financial assets measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	11	13
Financial assets available for sale	0	0
Other non-current assets	57	15
Total financial assets	68	28
Short-term credit	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt and debentures	0	0
Other non-current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	68	28
Measured at fair value through the statement of comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	40	0
Financial assets available for sale	111	145
Other non-current assets	0	0
Total financial assets	151	145
Short-term credit	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt and debentures	0	0
Other non-current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	151	145
Measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	95	121
Short-term investments and deposits	96	92
Trade receivables	778	990
Other receivables	105	30
Financial assets available for sale	0	0
Other non-current assets	6	66
Total financial assets	1,080	1,299
Short-term credit	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt and debentures	0	0
Other non-current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	1,080	1,299
Financial liabilities measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Financial assets available for sale	0	0
Other non-current assets	0	0
Total financial assets	0	0
Short-term credit	0	0
Trade payables	0	0
Other current liabilities	(8)	(21)
Long-term debt and debentures	0	0
Other non-current liabilities	(6)	0
Total financial liabilities	(14)	(21)
Total financial instruments, net	(14)	(21)
Measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Financial assets available for sale	0	0
Other non-current assets	0	0
Total financial assets	0	0
Short-term credit	(420)	(610)
Trade payables	(712)	(715)
Other current liabilities	(128)	(131)
Long-term debt and debentures	(2,181)	(1,815)
Other non-current liabilities	(38)	(6)
Total financial liabilities	(3,479)	(3,277)
Total financial instruments, net	$ (3,479)	$ (3,277)